Annual Total Returns - StrategicAdvisersIncomeOpportunitiesFund-PRO - StrategicAdvisersIncomeOpportunitiesFund-PRO - Strategic Advisers Income Opportunities Fund - Strategic Advisers Income Opportunities Fund
Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	1.80%
Annual Return 2015	(4.08%)
Annual Return 2016	13.52%
Annual Return 2017	8.18%
Annual Return 2018	(3.56%)
Annual Return 2019	14.76%
Annual Return 2020	5.24%
Annual Return 2021	5.72%
Annual Return 2022	(10.55%)
Annual Return 2023	12.43%